Principal Activities and Reorganization	12 Months Ended
Dec. 31, 2020
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Principal Activities and Reorganization
1.	PRINCIPAL ACTIVITIES AND REORGANIZATION
(a)	Principal activities

Yatsen Holding Limited (the “Company”) was incorporated in the Cayman Islands on September 12, 2016. The Company, through its consolidated subsidiaries, variable interest entities (“VIEs”) and VIE’s subsidiaries, collectively referred to as the "Group", is primarily engaged in selling color cosmetics and is a consumer-centric, technology and data-driven beauty platform in the People's Republic of China ("the PRC"). The Company was listed on the New York Stock Exchange on November 19, 2020.

As of December 31, 2020, details of the Company's principal subsidiaries and VIE were as follows:

	Place of	Date of	Percentage of
	incorporation	incorporation	beneficial ownership	Principal activities
Wholly owned subsidiaries:
Guangzhou Yatsen Global Co., Ltd.(“Guangzhou Yatsen”)	PRC	July 29, 2015	100%	Cosmetics Sales
Guangzhou Yatsen Cosmetics Co., Ltd.	PRC	March 24, 2017	100%	Cosmetics Sales
Guangzhou Yiyan Cosmetics Co., Ltd.	PRC	April 15, 2019	100%	Cosmetics Sales
Aoyan (Shanghai) Cosmetics Trading Co., Ltd.(“Aoyan”)	PRC	June 4, 2019	100%	Cosmetics Sales
VIE:
Huizhi Weimei (Guangzhou) Trading Co., Ltd.(“HZ VIE”)	PRC	February 22, 2019	100%	Cosmetics Sales

(b)	Reorganization

The Group commenced its business operations in July 2016 through Guangzhou Yatsen, a PRC company.

Guangzhou Yatsen completed several rounds of financing in 2017 and 2018 (refer to Note 18). To facilitate offshore financing, an offshore corporate structure was formed in September 2018 (the “Reorganization”), which was carried out as follows:

(1)	In September 2016, the Company was incorporated in the Cayman Islands, and established Yatsen (HK) Limited ("Yatsen HK") in Hong Kong as a wholly owned subsidiary of the Company;
(2)	In September 2018, Yatsen HK acquired 100% of the equity interests in Guangzhou Yatsen from its shareholders with nil consideration;
(3)

The Company concurrently issued ordinary shares, Series Seed preferred shares and Series A-1 preferred shares to shareholders of Guangzhou Yatsen or their affiliates, substantially in proportion to their previous respective equity interests in Guangzhou Yatsen prior to the Reorganization.

As the shareholdings in the Company and Guangzhou Yatsen were with a high degree of common ownership immediately before and after the Reorganization, the transaction of the Reorganization was determined to be a recapitalization and accounted for in a manner similar to a common control transaction.

The assets and liabilities have been stated at historical carrying amounts. The number of outstanding shares in the consolidated balance sheets, the consolidated statements of changes in shareholders’ equity (deficit), and per share information including the net loss per share have been presented retrospectively as of the beginning of the earliest period presented to be comparable with the final number of shares issued in the Reorganization. Accordingly, the effect of the ordinary shares and the preferred shares issued by the Company pursuant to the Reorganization have been presented retrospectively as of the beginning of the earliest period presented or the original issue date, whichever is later, as if such shares were issued by the Company when the Group issued such interests.

1.	PRINCIPAL ACTIVITIES AND REORGANIZATION (Continued)
(c)	VIE Arrangements between the VIEs and the Company's PRC subsidiary

To comply with the relevant PRC laws and regulations, the Group operates its internet-based business, in which foreign investment is restricted or prohibited, through its VIEs. The Group obtained the control of the VIEs by entering into a series of contractual arrangements with the VIEs or their equity holders as follows:

Powers of Attorney

The shareholders of VIEs, have each executed a power of attorney to irrevocably appoint Guangzhou Yatsen or its designated person as their attorney-in-fact to exercise all of their rights as shareholders of VIEs, including, but not limited to, the right to convene and attend shareholder meetings, vote on any resolution that requires a shareholder vote, such as the appointment or removal of directors and executive officers, and other voting rights pursuant to the then-effective articles of association of VIEs. The power of attorney will remain in force for so long as the controlling shareholders remain the shareholders of VIEs.

Exclusive Technology Consulting and Service Agreement

Under the exclusive technology consulting and service agreement between Guangzhou Yatsen and VIEs, Guangzhou Yatsen has the exclusive right to provide to VIEs technology consulting and services related to, among other things, research and development, system operation, advertising, internal training and technical support. Guangzhou Yatsen has the exclusive ownership of intellectual property rights created as a result of the performance of this agreement. In exchange, VIEs agree to pay Guangzhou Yatsen an annual service fee, at an amount that is agreed by Guangzhou Yatsen. Unless Guangzhou Yatsen provides valid notice of termination 30 days prior to the term of agreement ending, this agreement will remain effective for 10 years to be automatically renewed for another 10 years thereafter.

Equity Pledge Agreement

Pursuant to the equity pledge agreement among Guangzhou Yatsen, VIEs, and the shareholders of VIEs, the shareholders pledged all of their equity interests in VIEs to guarantee their and VIEs’ performance of their obligations under the contractual arrangements including the exclusive technology consulting and service agreement, the exclusive option agreement and the power of attorney. In the event of a breach by VIEs or their shareholders of contractual obligations under these agreements, Guangzhou Yatsen, as pledgee, will have the right to dispose of the pledged equity interests in VIEs. The shareholders of VIEs also undertake that, during the term of the equity pledge agreement, they will not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests. During the term of the equity pledge agreement, Guangzhou Yatsen has the right to receive all of the dividends and profits distributed on the pledged equity interests. As of the date of this annual report, the equity pledge for the Company’s variable interest equity has been registered with local PRC authorities.

Exclusive Call Option Agreement

Pursuant to the exclusive call option agreement between Guangzhou Yatsen, VIEs and their shareholders, the shareholders of VIEs irrevocably grant Guangzhou Yatsen an exclusive option to purchase, at its discretion, or have its designated person to purchase, to the extent permitted under PRC law, all or part of the equity interests in VIEs. The purchase price shall be the lowest price permitted by applicable PRC law. In addition, VIEs have granted Guangzhou Yatsen an exclusive option to purchase, at its discretion, or have its designated person to purchase, to the extent permitted under PRC law, all or part of VIEs’ assets at the book value of such assets, or at the lowest price permitted by applicable PRC law, whichever is higher. The shareholders of VIEs undertake that, without the Company’s prior written consent or the prior written consent of Guangzhou Yatsen, they may not increase or decrease the registered capital, dispose of its assets, incur any debt or guarantee liabilities, enter into any material purchase agreements, conduct any merger, acquisition or investments, amend its articles of association or provide any loans to third parties. The exclusive call option agreement will remain effective until all equity interest in VIEs held by their shareholders and all assets of VIEs are transferred or assigned to Guangzhou Yatsen or its designated representatives.

1.	PRINCIPAL ACTIVITIES AND REORGANIZATION (Continued)
(c)	VIE Arrangements between the VIEs and the Company's PRC subsidiary (Continued)

Under accounting principles generally accepted in the United States of America (“U.S. GAAP”), a VIE is consolidated if the Company bears the risks and enjoys the rewards normally associated with, ownership of the entity. Through these contractual agreements, the Company has the power to direct the activities that most significantly impact the VIEs’ economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the VIEs. Therefore, the Company is the ultimate primary beneficiary of the VIEs and the financial results of the VIEs are included in the Group’s consolidated financial statements. The Company’s PRC variable interest entity, HZ VIE, developed e-commerce platforms for the business and holds an ICP license.

The following consolidated financial information of the consolidated VIEs is included in the accompanying consolidated financial statements as of and for the year ended:

	As of December 31,
	2019	2020
	RMB	RMB
Cash and cash equivalents	3,022	31,147
Accounts receivable	9,492	7,331
Inventories, net	14,683	1,050
Prepayments and other current assets	11,772	15,973
Amounts due from non-VIE subsidiaries	49,536	111
Total current assets	88,505	55,612
Property and equipment, net	2,036	16,020
Goodwill	20,596	-
Intangible assets, net	6,997	289
Deferred tax assets	133	-
Other non-current assets	-	457
Total non-current assets	29,762	16,766
Total assets	118,267	72,378
Accounts payable	19,461	6,892
Advances from customers	3,155	6,156
Accrued expenses and other liabilities	12,120	42,874
Income tax payables	7,290	929
Amounts due to non-VIE subsidiaries	60,711	50,591
Total current liabilities	102,737	107,442
Deferred tax liabilities	1,742	-
Total liabilities	104,479	107,442

1.	PRINCIPAL ACTIVITIES AND REORGANIZATION (Continued)
(c)	VIE Arrangements between the VIEs and the Company's PRC subsidiary (Continued)

	Year ended December 31,
	2019	2020
	RMB	RMB
Net revenues	251,385	907,735
Net income (loss)	(15,066)	(176,187)

Net cash provided by operating activities	3,022	47,830
Net cash used in investing activities	-	(17,102)
Net cash used in financing activities	-	(2,603)
Net increase in cash and cash equivalents	3,022	28,125

(1)

Aoyan was acquired through a series of contractual arrangements entered on June 4, 2019 that enabled the Group to control Aoyan and to receive all rewards associated with equity ownership. The Group subsequently entered a series of VIE arrangements described in Note 1.(c) to replace the above contracts on May 8, 2020. The Group acquired 100% of the equity interest of Aoyan for no consideration on July 17, 2020 and terminated all VIE arrangements for Aoyan. Therefore, Aoyan was treated as one of the Group’s consolidated VIEs for the period from June 4, 2019 to July 17, 2020. Financial information of Aoyan after July 17, 2020 was excluded from the consolidated financial information of the consolidated VIEs disclosed above.

In accordance with the aforementioned agreements, the Company has the power to direct activities of the VIEs, and can have assets transferred out of VIEs. Therefore, the Company considers that there is no asset in VIEs that can be used only to settle obligations of the VIEs, except for registered capital, as of December 31, 2020. As VIEs were incorporated as limited liability companies under the PRC Company Law, the creditors do not have recourse to the general credit of the Company for all the liabilities of VIEs. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs. As the Group is conducting certain businesses in the PRC through the VIEs, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss. There is no VIEs where the Company has variable interest but is not the primary beneficiary. The Group believes that the contractual arrangements among its shareholders and Guangzhou Yatsen comply with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if the shareholders of VIEs were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms. The Company’s ability to control the VIEs also depends on the voting rights proxy and the effect of the share pledge under the Equity Pledge Agreement and Guangzhou Yatsen has to vote on all matters requiring shareholder approval in VIEs. As noted above, the Company believes this voting right proxy is legally enforceable but may not be as effective as direct equity ownership.